CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares (in dollars per share)	$ 0.01	$ 0.01